Employees - Summary of Movements in Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 2,993	€ 287
Employee contributions	12	13
Settlements	1	1
Actual return on plan assets (excluding amounts in net finance income/charge)	(6,483)	1,958
Change in asset ceiling excluding amounts included in interest expenses	(184)	(17)
Employer contributions	303	394
Benefit payments	0	0
Other	13	1
Currency retranslation	(63)	127
Net defined benefit liability (asset)	2,569	2,993
Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	26,643	24,006
Employee contributions	12	13
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	(6,483)	1,958
Change in asset ceiling excluding amounts included in interest expenses	(184)	(17)
Interest income	496	344
Employer contributions	303	394
Benefit payments	(1,184)	(1,135)
Other	(2)	(47)
Currency retranslation	(468)	1,127
Net defined benefit liability (asset)	19,133	26,643
UK
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	2,879	1,351
Employee contributions	1	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	(4,870)	1,092
Change in asset ceiling excluding amounts included in interest expenses	0	0
Employer contributions	66	100
Benefit payments	0	0
Other	0	0
Currency retranslation	(99)	126
Net defined benefit liability (asset)	1,866	2,879
UK | Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	14,332	12,499
Employee contributions	1	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	(4,870)	1,092
Change in asset ceiling excluding amounts included in interest expenses	0	0
Interest income	264	181
Employer contributions	66	100
Benefit payments	(511)	(501)
Other	0	0
Currency retranslation	(578)	961
Net defined benefit liability (asset)	8,704	14,332
The Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,162	527
Employee contributions	0	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	(668)	560
Change in asset ceiling excluding amounts included in interest expenses	0	0
Employer contributions	8	72
Benefit payments	0	0
Other	(1)	0
Currency retranslation	0	0
Net defined benefit liability (asset)	1,609	1,162
The Netherlands | Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	6,099	5,587
Employee contributions	0	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	(668)	560
Change in asset ceiling excluding amounts included in interest expenses	0	0
Interest income	66	39
Employer contributions	8	72
Benefit payments	(161)	(159)
Other	(1)	0
Currency retranslation	0	0
Net defined benefit liability (asset)	5,343	6,099
Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(1,048)	(1,591)
Employee contributions	11	13
Settlements	1	1
Actual return on plan assets (excluding amounts in net finance income/charge)	(945)	306
Change in asset ceiling excluding amounts included in interest expenses	(184)	(17)
Employer contributions	229	222
Benefit payments	0	0
Other	14	1
Currency retranslation	36	1
Net defined benefit liability (asset)	(906)	(1,048)
Rest of world | Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	6,212	5,920
Employee contributions	11	13
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	(945)	306
Change in asset ceiling excluding amounts included in interest expenses	(184)	(17)
Interest income	166	124
Employer contributions	229	222
Benefit payments	(512)	(475)
Other	(1)	(47)
Currency retranslation	110	166
Net defined benefit liability (asset)	€ 5,086	€ 6,212